Investment Securities - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments	$ 0	$ 17,000	$ 54,000
Amortized cost of securities available-for-sale	1,299,980,000	1,222,143,000
Amortized cost of held-to-maturity securities	140,562,000	182,061,000
Federal home loan bank stock	50,100,000	59,000,000
Federal reserve bank stock	8,200,000	6,900,000
Federal Home Loan Bank (FHLB) advance borrowings	1,205,000,000	1,321,000,000
Money pledged for government and trust department deposits	513,000,000	639,000,000
Money pledged to secure repurchase agreements	664,000,000	648,000,000
Money pledged as collateral for FHLB advance borrowings	28,000,000	34,000,000
Percentage of amount greater than shareholder's equity	10.00%
Proceeds from sale of investment securities		75,000,000
Available-for-sale Securities, Gross Realized Gains	22,000
Available-for-sale Securities, Realized Losses, Excluding Other than Temporary Impairments	1,200,000	0
FHLB Shares repurchased	89,460
FHLB Stock amount repurchased	8,900,000
FRB Stock shares purchased	27,000
FRB amount stock purchased	1,400,000
U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available-for-sale securities	546,900,000
Available for Sale expected to be called	30,000,000
Securities sold at a gain [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains (Losses), Cost Basis (Methodology) of Securities Sold	187000
Securities sold at a loss [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains (Losses), Cost Basis (Methodology) of Securities Sold	174.1
U.S. Government sponsored entity asset-backed securities
Schedule of Investments [Line Items]
Asset-backed securities mortgage portfolio, maturity term	15 years
Amortized cost of securities available-for-sale	751,974,000	650,391,000
Amortized cost of held-to-maturity securities	140,562,000	181,821,000
Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	387,100,000
Amortized cost of held-to-maturity securities	0
Collateralized mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	364,900,000
Amortized cost of held-to-maturity securities	140,600,000
U.S. Government sponsored entity mortgage-backed securities
Schedule of Investments [Line Items]
Proceeds from sale of investment securities			$ 0
Minimum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available for Sale Securities, Debt Maturities, Term.	5
Maximum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available for Sale Securities, Debt Maturities, Term.	8